RELATED PARTY TRANSACTIONS, Founder Shares (Q3) (Details)		1 Months Ended	3 Months Ended	7 Months Ended	9 Months Ended
	Sep. 26, 2019 shares	Jun. 30, 2019 USD ($) shares	Sep. 30, 2019 shares	Dec. 31, 2019 USD ($) $ / shares shares	Sep. 30, 2020 $ / shares shares
Related Party Transactions [Abstract]
Proceeds from issuance of common stock to Sponsor | $				$ 245,000,000
Number of trading days				20 days	20 days
Trading day threshold period				30 days	30 days
Class A Ordinary Shares [Member]
Related Party Transactions [Abstract]
Number of shares outstanding (in shares)				1,259,819	1,331,545
Share price threshold to transfer, assign or sell shares (in dollars per share) | $ / shares				$ 18.00	$ 18.00
Class A Ordinary Shares [Member] | Minimum [Member]
Related Party Transactions [Abstract]
Share price threshold to transfer, assign or sell shares (in dollars per share) | $ / shares				$ 12.00	$ 12.00
Threshold period after initial business combination				150 days	150 days
Class B Ordinary Shares [Member]
Related Party Transactions [Abstract]
Forfeiture of ordinary shares (in shares)			937,500	937,500
Number of shares outstanding (in shares)				6,250,000	6,250,000
Sponsor [Member] | Class A Ordinary Shares [Member]
Related Party Transactions [Abstract]
Number of trading days				20 days	20 days
Trading day threshold period				30 days	30 days
Sponsor [Member] | Class B Ordinary Shares [Member]
Related Party Transactions [Abstract]
Shares issued (in shares)		7,187,500
Proceeds from issuance of common stock to Sponsor | $		$ 25,000
Stock conversion ratio		1
Percentage of shares held by Founder after Initial Public Offering		20.00%		20.00%
Forfeiture of ordinary shares (in shares)	937,500
Number of shares outstanding (in shares)				6,250,000	6,250,000
Sponsor [Member] | Class B Ordinary Shares [Member] | Maximum [Member]
Related Party Transactions [Abstract]
Number of shares subject to forfeiture (in shares)			937,500	937,500